Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member]
Schedule of Estimated Useful Lives [LIne Items]
Estimated useful life	50 years
Installations (in general) [Member]
Schedule of Estimated Useful Lives [LIne Items]
Estimated useful life	10 years
Equipment [Member]
Schedule of Estimated Useful Lives [LIne Items]
Estimated useful life	5 years
Office furniture [Member]
Schedule of Estimated Useful Lives [LIne Items]
Estimated useful life	5 years